JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 2-95973
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectuses and Statement of Additional Information for the Funds do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 308 (Amendment No. 309 under the Investment Company Act of 1940) filed electronically on June 25, 2020.
Please contact the undersigned at (212) 648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary

APPENDIX A
J.P. Morgan Money Market Funds
JPMorgan Liquid Assets Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund